Annual Operating Expenses - FidelityTotalEmergingMarketsFund-AMCIZPRO - FidelityTotalEmergingMarketsFund-AMCIZPRO - Fidelity Total Emerging Markets Fund	Dec. 30, 2023
Fidelity Advisor Total Emerging Markets Fund - Class I
Operating Expenses:
Management fee	0.78%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.37%	[1]
Total annual operating expenses	1.15%
Fidelity Advisor Total Emerging Markets Fund - Class A
Operating Expenses:
Management fee	0.78%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.41%	[1]
Total annual operating expenses	1.44%
Fidelity Advisor Total Emerging Markets Fund - Class C
Operating Expenses:
Management fee	0.78%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.41%
Total annual operating expenses	2.19%
Fidelity Advisor Total Emerging Markets Fund - Class M
Operating Expenses:
Management fee	0.78%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.41%	[1]
Total annual operating expenses	1.69%
Fidelity Advisor Total Emerging Markets Fund - Class Z
Operating Expenses:
Management fee	0.78%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.25%
Total annual operating expenses	1.03%

[1]	AAdjusted to reflect current fees.